Unaudited Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Consolidated Statements Of Cash Flows Abstract
Net Cash Provided by Operating Activities	$ 197,876	$ 4,315
Cash Flows Provided by / (used in) Investing Activities:
Vessels'/drilling rigs acquisitions, improvements and other fixed assets	(494,778)	(258,925)
Advances for vessel acquisitions / drillships under construction	(233,511)	(86,479)
Short term investments	74	0
(Increase)/Decrease in restricted cash	(23,880)	93,363
Net Cash Used in Investing Activities	(752,095)	(252,041)
Cash Flows Provided by / (used in) Financing Activities:
Proceeds from long-term credit facilities, term loans and senior notes	950,000	182,576
Principle payments and repayments of long-term debt and senior notes	(607,313)	(154,134)
Net proceeds from common stock issuance	89,382	0
Net proceeds from sale in ownership of subsidiary	0	123,084
Dividends paid	(10,178)	0
Payment of financing costs, net	(4,099)	(19,458)
Net Cash Provided by Financing Activities	417,792	132,068
Net decrease in cash and cash equivalents	(136,427)	(115,658)
Cash and cash equivalents at beginning of the period	595,142	341,950
Cash and cash equivalents at end of the period	$ 458,715	$ 226,292